REMUNERATIONS TO AUDITORS	12 Months Ended
Apr. 30, 2018
Auditor's remuneration [abstract]
REMUNERATIONS TO AUDITORS

NOTE 8 REMUNERATIONS TO AUDITORS

	MAY 1, 2017	MAY 1, 2016	MAY 1, 2015
TSEK	- APR 30, 2018	- APR 30, 2017	- APR 30, 2016
Ernst & Young AB
Auditing	1,733	1,729	1,390
Auditing activities in addition to auditing	1,200	800	2,459
Tax consulting	0	10	32
Other services	19	59	131
Total	2,952	2,598	4,012

Auditing involves reviews of the Annual Report, of the accounting records, and of the management of the Board of Directors and CEO, and other tasks that the company’s auditors are required to undertake. Auditing activities in addition to auditing include review of interim reports and quality assurance services.